Segments - Segment Data (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	$ 36,408	$ 36,294	$ 17,446	$ 72,702	$ 35,005
Revenues inter-segment	0	0	0	0	0
Net income/(loss) from equity accounted investments	51	99	16	151	47
Total revenues and other income	36,459	36,393	17,462	72,852	35,052
Purchases (net of inventory variation)	(13,851)	(13,510)	(7,399)	(27,361)	(14,565)
Operating, selling, general and administrative expenses	(2,404)	(2,271)	(2,329)	(4,675)	(4,489)
Depreciation, amortisation and net impairments	(2,140)	(2,017)	(2,111)	(4,158)	(4,908)
Exploration expenses	(331)	(203)	(326)	(534)	(572)
Total operating expenses	(18,727)	(18,001)	(12,164)	(36,727)	(24,534)
Net operating income/(loss)	17,733	18,392	5,298	36,125	10,518
Additions to PP&E, intangibles and equity accounted investments	2,405	2,188	2,243	4,593	4,258
Balance sheet information [abstract]
Equity accounted investments	1,659		2,377	1,659	2,377	$ 2,686
Noncurrent Assets	74,073		89,841	74,073	89,841	$ 84,618
MMP [member] | Restated due to implementation of IFRS 16
Disclosure of operating segments [table]
Operating, selling, general and administrative expenses		136	128		258
Depreciation, amortisation and net impairments		(134)	(140)		(268)
Other [member] | Restated due to implementation of IFRS 16
Disclosure of operating segments [table]
Operating, selling, general and administrative expenses		(177)	(169)		(341)
Depreciation, amortisation and net impairments		201	208		404
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	60,094		74,160	60,094	74,160
Segments [member] | E&P Norway [member]
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	132	209	78	341	138
Revenues inter-segment	16,580	18,245	6,167	34,825	11,923
Net income/(loss) from equity accounted investments	0	0	0	0	0
Total revenues and other income	16,712	18,454	6,245	35,166	12,060
Purchases (net of inventory variation)	0	0	0	0	0
Operating, selling, general and administrative expenses	(984)	(816)	(811)	(1,799)	(1,589)
Depreciation, amortisation and net impairments	(1,202)	(600)	(959)	(1,802)	(2,579)
Exploration expenses	(45)	(106)	(55)	(150)	(125)
Total operating expenses	(2,231)	(1,521)	(1,825)	(3,752)	(4,293)
Net operating income/(loss)	14,482	16,933	4,420	31,414	7,767
Additions to PP&E, intangibles and equity accounted investments	1,339	1,072	1,322	2,410	2,587
Balance sheet information [abstract]
Equity accounted investments	3		3	3	3
Noncurrent Assets	29,176		38,337	29,176	38,337
Segments [member] | E&P International [member]
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	237	62	291	298	514
Revenues inter-segment	1,559	1,324	1,170	2,883	1,975
Net income/(loss) from equity accounted investments	42	67	19	109	42
Total revenues and other income	1,838	1,453	1,479	3,290	2,531
Purchases (net of inventory variation)	(36)	27	14	(9)	(15)
Operating, selling, general and administrative expenses	(370)	(390)	(425)	(760)	(662)
Depreciation, amortisation and net impairments	(315)	(1,378)	(244)	(1,693)	(661)
Exploration expenses	(135)	(81)	(231)	(216)	(338)
Total operating expenses	(856)	(1,822)	(886)	(2,678)	(1,676)
Net operating income/(loss)	982	(369)	593	613	855
Additions to PP&E, intangibles and equity accounted investments	573	626	430	1,199	819
Balance sheet information [abstract]
Equity accounted investments	490		1,181	490	1,181
Noncurrent Assets	14,975		17,839	14,975	17,839
Segments [member] | E&P USA [member]
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	82	78	101	160	222
Revenues inter-segment	1,548	1,191	867	2,739	1,739
Net income/(loss) from equity accounted investments	0	0	0	0	0
Total revenues and other income	1,629	1,269	968	2,898	1,961
Purchases (net of inventory variation)	0	0	0	0	0
Operating, selling, general and administrative expenses	(244)	(220)	(286)	(465)	(621)
Depreciation, amortisation and net impairments	(362)	212	(438)	(150)	(874)
Exploration expenses	(151)	(16)	(39)	(168)	(109)
Total operating expenses	(757)	(24)	(764)	(782)	(1,605)
Net operating income/(loss)	872	1,245	204	2,117	356
Additions to PP&E, intangibles and equity accounted investments	170	126	180	296	337
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Noncurrent Assets	11,121		11,967	11,121	11,967
Segments [member] | MMP [member]
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	35,921	35,825	16,897	71,746	32,599
Revenues inter-segment	93	89	82	182	166
Net income/(loss) from equity accounted investments	(2)	3	7	1	15
Total revenues and other income	36,012	35,917	16,986	71,929	32,780
Purchases (net of inventory variation)	(33,379)	(34,289)	(15,448)	(67,668)	(29,625)
Operating, selling, general and administrative expenses	(956)	(923)	(969)	(1,880)	(1,908)
Depreciation, amortisation and net impairments	(221)	(212)	(424)	(433)	(704)
Exploration expenses	0	0	0	0	0
Total operating expenses	(34,556)	(35,425)	(16,842)	(69,981)	(32,236)
Net operating income/(loss)	1,456	492	144	1,948	544
Additions to PP&E, intangibles and equity accounted investments	253	265	138	518	190
Balance sheet information [abstract]
Equity accounted investments	113		96	113	96
Noncurrent Assets	3,631		4,786	3,631	4,786
Segments [member] | REN (member)
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	3	90	7	93	1,389
Revenues inter-segment	0	0	0	0	0
Net income/(loss) from equity accounted investments	12	29	(6)	41	(6)
Total revenues and other income	15	119	2	134	1,383
Purchases (net of inventory variation)	0	0	0	0	0
Operating, selling, general and administrative expenses	(56)	(41)	(32)	(97)	(72)
Depreciation, amortisation and net impairments	(1)	(1)	(1)	(2)	(1)
Exploration expenses	0	0	0	0	0
Total operating expenses	(57)	(41)	(33)	(99)	73
Net operating income/(loss)	(42)	77	(31)	35	1,310
Additions to PP&E, intangibles and equity accounted investments	57	43	159	100	286
Balance sheet information [abstract]
Equity accounted investments	1,001		1,067	1,001	1,067
Noncurrent Assets	183		145	183	145
Segments [member] | Other [member]
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	33	31	72	64	143
Revenues inter-segment	9	10	10	19	20
Net income/(loss) from equity accounted investments	0	0	(4)	0	(4)
Total revenues and other income	42	41	78	83	160
Purchases (net of inventory variation)	(1)	0	0	0	(1)
Operating, selling, general and administrative expenses	(3)	(78)	(112)	(81)	(231)
Depreciation, amortisation and net impairments	(39)	(39)	(44)	(78)	(88)
Exploration expenses	0	0	0	0	0
Total operating expenses	(43)	(116)	(156)	(159)	(320)
Net operating income/(loss)	(1)	(76)	(78)	(77)	(160)
Additions to PP&E, intangibles and equity accounted investments	14	56	14	70	38
Balance sheet information [abstract]
Equity accounted investments	52		32	52	32
Noncurrent Assets	1,009		1,086	1,009	1,086
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	12,319		13,303	12,319	13,303
Eliminations [member]
Disclosure of operating segments [table]
Revenues third party, other revenue and other income	0	0	0	0	0
Revenues inter-segment	(19,789)	(20,859)	(8,296)	(40,648)	(15,823)
Net income/(loss) from equity accounted investments	0	0	0	0	0
Total revenues and other income	(19,789)	(20,859)	(8,296)	(40,648)	(15,823)
Purchases (net of inventory variation)	19,564	20,752	8,035	40,316	15,076
Operating, selling, general and administrative expenses	209	197	307	406	593
Depreciation, amortisation and net impairments	0	0	0	0	0
Exploration expenses	0	0	0	0	0
Total operating expenses	19,774	20,949	8,342	40,723	15,669
Net operating income/(loss)	(16)	90	46	75	(154)
Additions to PP&E, intangibles and equity accounted investments	0	$ 0	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Noncurrent Assets	$ 0		$ 0	$ 0	0
Eliminations [member] | E&P Norway [member]
Disclosure of operating segments [table]
Additions to PP&E, intangibles and equity accounted investments					2,587
Eliminations [member] | E&P International [member]
Disclosure of operating segments [table]
Additions to PP&E, intangibles and equity accounted investments					819
Eliminations [member] | E&P USA [member]
Disclosure of operating segments [table]
Additions to PP&E, intangibles and equity accounted investments					337
Eliminations [member] | MMP [member]
Disclosure of operating segments [table]
Additions to PP&E, intangibles and equity accounted investments					190
Eliminations [member] | REN (member)
Disclosure of operating segments [table]
Additions to PP&E, intangibles and equity accounted investments					286
Eliminations [member] | Other [member]
Disclosure of operating segments [table]
Additions to PP&E, intangibles and equity accounted investments					$ 38